Property and Equipment	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Property and Equipment

Property and equipment consisted of the following at September 30, 2011 and 2010:

	2011	2010

Machinery and equipment	$41,726	$38,599
Less accumulated depreciation	(12,207)	—

Property and equipment, net	$29,519	$38,599

Depreciation expense for the years ended September 30, 2011 and 2010 was $12,207 and $18,285, respectively.

During the year ended September 30, 2010, the Company determined that certain property and equipment was impaired and/or no longer in use, and recognized a loss on disposition in the amount of $45,919.

Property and equipment acquired during September, 2010 had not been placed in service as of September 30, 2010 and therefore no depreciation expense was recognized for such assets.